Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of CBI follows:

	December 31,
Condensed Balance Sheets	2018	2017
Assets:
Cash	$19,678	$29,908
Equity securities	1,070	832
Investment in bank subsidiary	288,866	167,192
Investment in nonbank subsidiaries	14,081	12,928
Other assets	7,639	5,212
Total assets	$331,334	$216,072
Liabilities:
Deferred income taxes and other liabilities	$3,009	$2,184
Subordinated debentures	29,427	29,427
Total liabilities	32,436	31,611
Shareholders’ Equity:
Preferred stock	9,364	17,358
Common stock	266,901	153,810
Accumulated earnings	41,320	31,652
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,452)	(1,124)
Total shareholders’ equity	298,898	184,461
Total liabilities and shareholders’ equity	$331,334	$216,072

	For the years ended December 31,
Condensed Statements of Operations	2018	2017	2016
Dividends from bank subsidiaries	$10,000	$—	$—
Interest expense	(1,320)	(1,035)	(884)
Pension expense	199	(925)	(184)
Acquisition expense	(10,738)	—	—
Other expense, net	(1,740)	(1,071)	(920)
Income (loss) before equity in undistributed net earnings of subsidiaries	(3,599)	(3,031)	(1,988)
Income tax benefit	1,751	1,407	676
Equity in undistributed net earnings of subsidiaries	15,987	17,496	18,529
Net income	$14,139	$15,872	$17,217
Comprehensive income	$14,089	$17,284	$15,375

NOTE 20 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

	For the years ended December 31,
Condensed Statements of Cash Flows	2018	2017	2016
Operating activities:
Net income	$14,139	$15,872	$17,217
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	794	(2,147)	1,821
Gain on sale of fixed assets	(110)	(66)	—
Equity in undistributed net earnings of subsidiaries	(15,987)	(17,496)	(18,529)
Net cash from (used for) operating activities	(1,164)	(3,837)	509
Investing activities:
Proceeds from sale of premises and equipment	899	138	—
Acquisition and additional capitalization of subsidiary, net of cash acquired	(5,216)	(275)	—
Net cash used for investing activities	(4,317)	(137)	—
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	—	—	(1)
Net proceeds from common stock issuance	—	32,821	—
Payment to repurchase common stock	—	(4)	—
Cash dividends paid	(4,749)	(3,682)	(3,254)
Net cash from (used for) financing activities	(4,749)	29,135	(3,255)
Net change in cash and cash equivalents	(10,230)	25,161	(2,746)
Cash and cash equivalents at beginning of year	29,908	4,747	7,493
Cash and cash equivalents at end of year	$19,678	$29,908	$4,747